UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

FORM N-Q

JULY 31, 2017

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited)	July 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 0.7%
Cheng Shin Rubber Industry Co., Ltd.	12,000	$24,282

Automobiles - 5.2%
China Motor Corp.	3,000	2,593
Chongqing Changan Automobile Co., Ltd., Class B Shares	6,700	8,887
Hero MotoCorp Ltd.	548	31,248
Hyundai Motor Co.	542	70,229
Kia Motors Corp.	1,822	59,591

Total Automobiles		172,548

Hotels, Restaurants & Leisure - 0.8%
Berjaya Sports Toto Berhad	3,700	2,057
Kangwon Land Inc.	777	25,690

Total Hotels, Restaurants & Leisure		27,747

Internet & Direct Marketing Retail - 0.2%
GS Home Shopping Inc.	22	4,630

Media - 0.2%
Astro Malaysia Holdings Berhad	5,000	3,013
Major Cineplex Group PCL	3,600	3,327	(a)

Total Media		6,340

Multiline Retail - 0.1%
Far Eastern Department Stores Ltd.	6,000	2,990

Specialty Retail - 0.1%
Bermaz Auto Berhad	5,700	2,609

Textiles, Apparel & Luxury Goods - 0.4%
Aksa Akrilik Kimya Sanayii AS	565	2,236
China Dongxiang Group Co., Ltd.	19,000	3,527
Lao Feng Xiang Co., Ltd., Class B Shares	1,100	4,272
Luthai Textile Co., Ltd., Class B Shares	1,500	1,677
Xtep International Holdings Ltd.	6,500	2,422

Total Textiles, Apparel & Luxury Goods		14,134

TOTAL CONSUMER DISCRETIONARY		255,280

CONSUMER STAPLES - 6.3%
Beverages - 0.6%
Ambev SA	2,819	17,312
Carlsberg Brewery Malaysia Berhad	800	2,803

Total Beverages		20,115

Food & Staples Retailing - 2.4%
Wal-Mart de Mexico SAB de CV	34,405	79,623

Food Products - 0.6%
Kuala Lumpur Kepong Berhad	3,000	17,377
Thai Vegetable Oil PCL	2,000	1,818	(a)

Total Food Products		19,195

Personal Products - 0.1%
Hengan International Group Co., Ltd.	500	3,815

Tobacco - 2.6%
KT&G Corp.	826	84,146

TOTAL CONSUMER STAPLES		206,894

ENERGY - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Bangchak Corp. PCL	5,500	5,743	(a)
Formosa Petrochemical Corp.	8,000	28,084
Gazprom PJSC	31,163	61,555
Great Eastern Shipping Co., Ltd.	341	2,105
IRPC PCL	90,900	15,024	(a)
Motor Oil (Hellas) Corinth Refineries SA	335	7,555
PTT PCL	2,800	32,648
Qatar Gas Transport Co., Ltd.	964	4,790
Thai Oil PCL	5,700	14,688	(a)
Tupras-Turkiye Petrol Rafinerileri AS	1,179	36,314

TOTAL ENERGY		208,506

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
FINANCIALS - 23.2%
Banks - 22.8%
Abu Dhabi Commercial Bank PJSC	13,426	$26,501
Agricultural Bank of China Ltd., Class H Shares	167,000	78,039
Banco de Chile	140,887	20,381
Banco Santander Chile	1,099,605	77,962
Bangkok Bank PCL, Registered Shares	6,200	34,376
Bank of China Ltd., Class H Shares	153,000	75,415
China CITIC Bank Corp., Class H Shares	46,000	29,859
China Construction Bank Corp., Class H Shares	97,000	80,722
Doha Bank	874	7,442
Dubai Islamic Bank	13,368	22,128
First Abu Dhabi Bank PJSC	10,829	31,399
Hong Leong Bank Berhad	1,800	6,600
Industrial Bank of Korea	1,896	26,177
Krung Thai Bank PCL	27,100	14,740	(a)
Malayan Banking Berhad	30,300	67,514
Masraf Al Rayan	1,864	21,401
Mega Financial Holding Co., Ltd.	49,000	41,461
Public Bank Berhad	16,900	80,049
Thanachart Capital PCL	3,100	4,448	(a)
Tisco Financial Group PCL	2,800	6,206	(a)

Total Banks		752,820

Capital Markets - 0.3%
Capital Securities Corp.	10,000	3,289
China Bills Finance Corp.	7,000	3,466
Daishin Securities Co., Ltd.	261	3,568

Total Capital Markets		10,323

Diversified Financial Services - 0.1%
Al Waha Capital PJSC	4,357	2,182

TOTAL FINANCIALS		765,325

INDUSTRIALS - 6.0%
Airlines - 0.1%
Air Arabia PJSC	10,878	3,139

Building Products - 0.6%
KCC Corp.	46	17,943
Xxentria Technology Materials Co., Ltd.	1,000	2,083

Total Building Products		20,026

Construction & Engineering - 1.0%
Gamuda Berhad	10,900	13,493
IJM Corp. Berhad	16,600	13,454
Run Long Construction Co., Ltd.	1,000	1,580
United Integrated Services Co., Ltd.	2,000	3,762

Total Construction & Engineering		32,289

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
Industrial Conglomerates - 2.3%
Hap Seng Consolidated Berhad	3,900	$8,289
Industries Qatar QSC	549	14,521
Reunert Ltd.	972	5,305
Sime Darby Berhad	21,800	48,116

Total Industrial Conglomerates		76,231

Machinery - 0.2%
Syncmold Enterprise Corp.	1,000	2,163
Yungtay Engineering Co., Ltd.	2,000	3,312

Total Machinery		5,475

Marine - 0.3%
MISC Berhad	6,800	11,737

Transportation Infrastructure - 1.5%
Anhui Expressway Co., Ltd., Class H Shares	4,000	3,021
Jiangsu Expressway Co., Ltd., Class H Shares	8,000	11,615
Lingkaran Trans Kota Holdings Bhd	1,300	1,794
Shenzhen International Holdings Ltd.	6,000	10,278
Westports Holdings Berhad	6,800	5,924
Yuexiu Transport Infrastructure Ltd.	4,000	2,991
Zhejiang Expressway Co., Ltd., Class H Shares	10,000	12,483

Total Transportation Infrastructure		48,106

TOTAL INDUSTRIALS		197,003

INFORMATION TECHNOLOGY - 9.9%
Electronic Equipment, Instruments & Components - 1.8%
Delta Electronics (Thailand) PCL	4,700	12,535
Delta Electronics (Thailand) PCL	800	2,134
Flytech Technology Co., Ltd.	1,000	3,239
Hana Microelectronics PCL	3,000	3,629
Simplo Technology Co., Ltd.	2,000	6,358
Synnex Technology International Corp.	8,000	8,902
TXC Corp.	2,000	2,891
WPG Holdings Ltd.	10,000	14,009
WT Microelectronics Co., Ltd.	3,000	4,446

Total Electronic Equipment, Instruments & Components		58,143

IT Services - 4.4%
HCL Technologies Ltd.	2,284	31,708
Infosys Ltd.	5,453	86,277
Wipro Ltd.	6,442	28,996

Total IT Services		146,981

Semiconductors & Semiconductor Equipment - 0.6%
Everlight Electronics Co., Ltd.	3,000	4,565
Holtek Semiconductor Inc.	1,000	1,941
Radiant Opto-Electronics Corp.	5,000	11,889

Total Semiconductors & Semiconductor Equipment		18,395

Technology Hardware, Storage & Peripherals - 3.1%
Asustek Computer Inc.	4,000	37,224
Compal Electronics Inc.	28,000	18,592
Gigabyte Technology Co., Ltd.	3,000	3,835
Quanta Computer Inc.	16,000	37,940
Transcend Information Inc.	2,000	5,928

Total Technology Hardware, Storage & Peripherals		103,519

TOTAL INFORMATION TECHNOLOGY		327,038

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
MATERIALS - 12.6%
Chemicals - 8.6%
Engro Fertilizers Ltd.	8,000	$4,411
Fauji Fertilizer Co., Ltd.	7,000	5,331
Formosa Chemicals & Fibre Corp.	17,000	51,233
Formosa Plastics Corp.	23,000	69,010
Nan Ya Plastics Corp.	25,000	62,923
Petronas Chemicals Group Berhad	16,800	27,271
PhosAgro PJSC, Registered Shares, GDR	2,207	30,457
PTT Global Chemical PCL	11,800	25,443	(a)
Soda Sanayii AS	4,489	7,270

Total Chemicals		283,349

Construction Materials - 1.7%
Siam Cement PCL, Registered Shares	3,700	56,262

Containers & Packaging - 0.1%
Greatview Aseptic Packaging Co., Ltd.	6,000	3,457

Metals & Mining - 2.2%
Feng Hsin Steel Co., Ltd.	2,000	3,424
MMC Norilsk Nickel PJSC	450	67,436	*
Tung Ho Steel Enterprise Corp.	4,000	3,305

Total Metals & Mining		74,165

TOTAL MATERIALS		417,233

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Fibra Uno Administracion SA de CV	19,772	36,840
Prologis Property Mexico SA de CV	3,864	7,620
Spring Real Estate Investment Trust	4,000	1,782
Yuexiu Real Estate Investment Trust	15,000	9,775

Total Equity Real Estate Investment Trusts (REITs)		56,017

Real Estate Management & Development - 1.5%
DAMAC Properties Dubai Co. PJSC	5,258	5,726
Farglory Land Development Co., Ltd.	2,000	2,504
Highwealth Construction Corp.	6,000	9,935
Huaku Development Co., Ltd.	2,000	4,232
LPN Development PCL	8,200	2,859	(a)
LSR Group PJSC, GDR, Registered Shares	2,873	7,183
Prince Housing & Development Corp.	6,000	2,166
Quality Houses PCL	39,300	2,882	(a)
Sansiri PCL	63,600	3,975	(a)
Supalai PCL	5,600	4,005	(a)
United Development Co.	671	3,126

Total Real Estate Management & Development		48,593

TOTAL REAL ESTATE		104,610

TELECOMMUNICATION SERVICES - 14.4%
Diversified Telecommunication Services - 4.7%
Emirates Telecommunications Group Co. PJSC	17,446	89,057
KT Corp., ADR	1,733	31,523
O2 Czech Republic AS	377	4,817
Telekom Malaysia Berhad	18,000	26,738
Thaicom PCL	5,300	2,485	(a)

Total Diversified Telecommunication Services		154,620

Wireless Telecommunication Services - 9.7%
Advanced Info Service PCL, Registered Shares	6,900	38,464	(a)
China Mobile Ltd.	7,500	80,418
DiGi.Com Berhad	20,900	23,431
Globe Telecom Inc.	210	8,806
Maxis Berhad	11,000	14,516
Mobile TeleSystems PJSC, ADR	7,205	61,747
SK Telecom Co., Ltd.	196	48,691
Vodacom Group Ltd.	3,456	46,697

Total Wireless Telecommunication Services		322,770

TOTAL TELECOMMUNICATION SERVICES		477,390

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY		SHARES	VALUE
UTILITIES - 10.4%
Electric Utilities - 5.3%
Korea Electric Power Corp.		2,232	$88,857
Tenaga Nasional Berhad		26,500	87,395

Total Electric Utilities			176,252

Gas Utilities - 0.7%
Aygaz AS		543	2,487
Petronas Gas Berhad		4,300	18,821

Total Gas Utilities			21,308

Independent Power and Renewable Electricity Producers - 4.0%
AES Gener SA		16,469	6,120
China Power International Development Ltd.		27,000	9,264
China Resources Power Holdings Co., Ltd.		12,000	22,891
Electricity Generating PCL		1,100	7,206	(a)
Engie Brasil Energia SA		1,662	18,654
Glow Energy PCL		2,200	5,355
Huaneng Power International Inc., Class H Shares		42,000	29,628
Kot Addu Power Co., Ltd.		4,500	3,181
NTPC Ltd.		10,222	26,140
Taiwan Cogeneration Corp.		4,000	3,140

Total Independent Power and Renewable Electricity Producers			131,579

Multi-Utilities - 0.1%
YTL Power International Berhad		13,600	4,447

Water Utilities - 0.3%
Aguas Andinas SA, Class A Shares		12,635	7,972
TTW PCL		6,600	2,162	(a)

Total Water Utilities			10,134

TOTAL UTILITIES			343,720

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,952,521)			3,302,999

	RATE
SHORT-TERM INVESTMENTS - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $13,394)	0.938%	13,394	13,394

TOTAL INVESTMENTS - 100.4% (Cost - $2,965,915#)			3,316,393
Liabilities in Excess of Other Assets - (0.4)%			(11,798)

TOTAL NET ASSETS - 100.0%			$3,304,595

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2017

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts
PJSC	— Private Joint Stock Company

At July 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	100,592	CLP	67,068,426	Bank of New York	8/8/17	$(2,608)
USD	192,605	INR	12,514,314	Bank of New York	8/8/17	(2,327)
USD	439,389	KRW	508,666,958	Bank of New York	8/8/17	(15,177)
USD	121,735	MXN	2,241,047	Bank of New York	8/8/17	(4,027)
USD	486,435	MYR	2,099,257	Bank of New York	8/8/17	(3,752)
USD	8,487	PHP	431,207	Bank of New York	8/8/17	(57)
USD	51,694	QAR	188,459	Bank of New York	8/8/17	(70)
USD	127,092	RUB	7,655,523	Bank of New York	8/8/17	(787)
USD	43,015	TRY	157,355	Bank of New York	8/8/17	(1,604)
USD	48,927	ZAR	659,857	Bank of New York	8/8/17	(1,094)
USD	12,168	PKR	1,338,492	HSBC Bank USA, N.A.	8/8/17	(523)
USD	168,968	AED	620,795	UBS AG	8/8/17	(47)
USD	32,144	BRL	107,121	UBS AG	8/8/17	(2,167)
USD	470,960	HKD	3,675,902	UBS AG	8/8/17	270
USD	297,900	THB	10,152,477	UBS AG	8/8/17	(7,214)
USD	502,838	TWD	15,417,864	UBS AG	8/8/17	(7,908)

Total						$(49,092)

Abbreviations used in this table:

AED	— United Arab Emirates Dirham
BRL	— Brazilian Real
CLP	— Chilean Peso
HKD	— Hong Kong Dollar
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PHP	— Philippine Peso
PKR	— Pakistan Rupee
QAR	— Qatari Riyal
RUB	— Russian Ruble
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United states Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Emerging Markets Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”), (formerly known as Legg Mason ETF Equity Trust). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on the Bats BZX Exchange, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units generally are issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS Emerging Markets Low Volatility High Dividend Hedged Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable companies in emerging markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility, while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and currencies in which the component securities are denominated and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$251,953	$3,327	—	$255,280
Consumer Staples	205,076	1,818	—	206,894
Energy	173,051	35,455	—	208,506
Financials	739,931	25,394	—	765,325
Materials	391,790	25,443	—	417,233
Real Estate	90,889	13,721	—	104,610
Telecommunication Services	436,441	40,949	—	477,390
Utilities	334,352	9,368	—	343,720
Other Common Stocks	524,041	—	—	524,041

Total Long-Term Investments	3,147,524	155,475	—	3,302,999

Short-Term Investments†	13,394	—	—	13,394

Total Investments	$3,160,918	$155,475	—	$3,316,393

Other Financial Instruments:
Forward Foreign Currency Contracts	—	270	—	270

Total	$3,160,918	$155,745	—	$3,316,663

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$49,362	—	$49,362

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At July 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$379,620
Gross unrealized depreciation	(29,142)

Net unrealized appreciation	$350,478

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 22, 2017